Reinsurance - Schedule of Reinsurance Recoverable (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Reinsurance Disclosures [Abstract]
Ceded future policyholder benefits and expense	$ 294.0	$ 289.3
Ceded unearned premium	2.9	3.2
Ceded claims and benefits payable	88.6	95.9
Ceded paid losses	0.3	0.5
Total	$ 385.8	$ 388.9